Derivative Instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net (gain) loss on interest rate swaps accounted for as hedge instruments and the related hedged items	$ 1,532	$ (278)